ACQUISITION OF GOLDEN OCEAN	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITION OF GOLDEN OCEAN
ACQUISITION OF GOLDEN OCEAN

The Transaction

On April 3, 2014, Frontline 2012 and Knightsbridge Shipping Limited (NASDAQ: VLCCF), renamed Golden Ocean Group Limited, or Golden Ocean, entered into an agreement pursuant to which Frontline 2012 sold all of the shares of five SPCs, each owning a cash balance and a Capesize newbuilding, to Golden Ocean. On April 23, 2014, the closing date of the transaction, Golden Ocean issued 15.5 million newly issued common shares to Frontline 2012 as consideration and Golden Ocean assumed $150.0 million in remaining newbuilding installments in connection with the SPCs. The SPCs had newbuilding costs and cash of $41.6 million and $43.4 million, respectively, at this time. Frontline 2012 also agreed to continue the performance guarantees given in favor of the yard until the delivery of each newbuilding for no consideration and, Golden Ocean agreed to hold Frontline 2012 harmless against any claim under the performance guarantee after the closing date of the transaction. Golden Ocean also had the right but not the obligation to sell the SPC back to Frontline 2012 if it reached a point whereby the newbuilding contract could be cancelled. All five newbuildings were delivered to Golden Ocean during 2014. Frontline 2012 owned approximately 31.6% of the total shares outstanding in Golden Ocean with a market value of $194.4 million as a consequence of this transaction and commenced equity accounting for this investment. Frontline 2012 recorded a gain of $74.8 million in 'Gain on cancellation and sale of newbuilding contracts', which has been included within income (loss) from discontinued operations, on the sale of the five SPCs, after elimination of $34.5 million representing 31.6% of the total gain of $109.3 million.

In April 2014, Frontline 2012 also agreed to sell twenty-five SPCs to Golden Ocean, each owning a fuel efficient dry bulk newbuilding. Thirteen of the SPCs were sold in September 2014 at which time Golden Ocean issued 31.0 million shares to Frontline 2012 and assumed $490.0 million in respect of remaining newbuilding installments. Cash of $25.1 million was disposed of on the sale of the SPCs. Frontline 2012 owned approximately 58% of the total shares outstanding in Golden Ocean as a consequence of this transaction and commenced consolidation of Golden Ocean. All consolidated balances are now recorded as 'Held for distribution' in the Consolidated Balance Sheet.

Frontline 2012 sold the remaining twelve SPCs in March 2015 and received 31.0 million shares of Golden Ocean as consideration. Golden Ocean assumed $404.0 million in respect of remaining newbuilding installments, net of a cash payment from Frontline 2012 of $108.6 million. Frontline 2012 owned 77.5 million shares of Golden Ocean following this transaction or 69.7% of the total shares outstanding.

Accounting for the Acquisition

Frontline 2012's acquisition of Golden Ocean in September 2014 was accounted for as a business combination using the acquisition method of accounting under the provisions of ASC 805, with Frontline 2012 selected as the accounting acquirer under this guidance. The carrying value of Frontline 2012's investment in Golden Ocean at the date of acquisition was $154.0 million and this was revalued at $178.4 million based on the closing share price on September 15, 2014 of $11.51 and $24.4 million was recorded as a gain in 'Share of results from associated company and gain on equity interest', which has been included within income (loss) from discontinued operations. The carrying value of Frontline 2012's investment in Golden Ocean at the date of acquisition of $154.0 million was equal to the $194.4 million market value as of April 3, 2014 less $34.5 million being 31.6% of the total gain of $109.3 million arising on the sale of the five SPCs in April 2014, less $5.9 million being the share of results from this associate until September 15, 2014.

The thirteen SPCs sold by Frontline 2012 to Golden Ocean in September 2014 were recorded at their historic cost of $131.6 million (including cash held in the SPCs of $25.1 million). The valuation of the remaining consideration is based on the fair value of the total number of common shares owned by Frontline 2012 and non-controlling interests based on the September 15, 2014 closing share price of $11.51:

(in thousands of $)
Carrying value of the newbuilding contracts in the thirteen SPCs	106,406
Cash held in the thirteen SPCs	25,149
Fair value of non-controlling interest (33.6 million shares at $11.51 per share)	386,984
Fair value of previously held equity (15.5 million shares at $11.51 per share)	178,405
Total value of consideration	696,944

The following represents the calculation of goodwill arising on consolidation based on Frontline 2012's management's allocation of the total purchase price to the estimated fair value and historic cost of assets acquired and fair value of liabilities assumed:

(in thousands of $)
Assets	125,421
Newbuildings	83,700
Vessels, net	465,334
Current liabilities	(27,757)
Long term liabilities	(230,791)
Fair value of net assets acquired and liabilities assumed	415,907
Newbuildings and cash at historic cost	131,555
Total value of net assets acquired and liabilities assumed	547,462
Total value of consideration	696,944
Goodwill arising on consolidation	149,482

The full amount of the goodwill arising on consolidation was written off in the fourth quarter of 2014 following Frontline 2012's impairment assessment at December 31, 2014, and has been included within income (loss) from discontinued operations, which was triggered by the significant fall in rates per the Baltic Dry Index and the significant fall in Golden Ocean's share price in the fourth quarter.

The Consolidated Statement of Operations for 2014 includes revenues of $33.4 million and a net loss of $63.2 million, which are attributable to Golden Ocean and have been recorded in Net loss from discontinued operations.